Rimrock Core Bond Fund
SCHEDULE OF INVESTMENTS	August 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 12.8%
Communications – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	55,000	66,413
Comcast Corp.,
4.15%, 10/15/28	35,000	42,445
		108,858
Energy – 2.0%
ConocoPhillips Holding Co.,
6.95%, 4/15/29	25,000	34,959
Enterprise Products Operating LLC,
3.13%, 7/31/29	35,000	38,238
Kinder Morgan, Inc.,
4.30%, 3/1/28	35,000	40,550
		113,747
Healthcare – 1.9%
Centene Corp.,
5.38%, 6/1/26	35,000	36,925
UnitedHealth Group, Inc.,
2.88%, 8/15/29	20,000	22,439
4.45%, 12/15/48	35,000	46,604
		105,968
Managed Care – 0.7%
Anthem, Inc.,
2.25%, 5/15/30	40,000	41,502
Media/Entertainment – 0.7%
Fox Corp.,
4.71%, 1/25/29	35,000	42,050
Media/Leisure – 1.0%
Activision Blizzard, Inc.,
3.40%, 6/15/27	35,000	39,938
4.50%, 6/15/47	15,000	19,497
		59,435
Pipeline – 0.8%
Magellan Midstream Partners L.P.,
3.25%, 6/1/30	40,000	43,210
Retail - Consumer Discretionary – 0.8%
The Home Depot, Inc.,
2.70%, 4/15/30	40,000	44,431
Technology – 1.1%
Equinix, Inc.,
5.38%, 5/15/27	55,000	60,156
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 12.8% continued
Telecom/Cable – 0.8%
Comcast Corp.,
4.25%, 10/15/30	35,000	43,295
Utilities – 1.1%
Florida Power & Light Co.,
3.15%, 10/1/49	55,000	62,728
Total Corporate Bonds
(Cost $684,044)		$725,380

COMMERCIAL MORTGAGE BACKED SECURITIES – 16.7%
Government Agency - Interest Only – 11.8%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 1.02%, 6/25/29(1) (2)	2,697,656	182,607
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 1.06%, 4/25/34(1) (2)	2,096,027	187,850
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.70%, 10/25/34(1) (2)	1,498,849	95,278
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.10%, 1/25/31(1) (2)	2,686,784	205,625
		671,360
Non Agency – 1.2%
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1FL, (Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.52%, 7/12/44(1)	43,153	43,144
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A2, 3.01%, 8/15/48	23,691	23,735
		66,879
Non Agency - Interest Only – 3.7%
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.89%, 7/10/48(1) (2)	3,502,463	106,511

Rimrock Core Bond Fund
SCHEDULE OF INVESTMENTS	August 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 16.7% continued
Non Agency - Interest Only – 3.7%continued
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.36%, 10/10/49(1) (2)	650,737	34,743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.17%, 10/15/48(1) (2)	1,691,074	66,441
		207,695
Total Commercial Mortgage Backed Securities
(Cost $932,695)		$945,934

RESIDENTIAL MORTGAGE BACKED SECURITIES – 59.4%
Government Agency – 24.4%
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	49,497	57,529
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	19,445	21,160
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	80,843	92,643
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	36,013	41,486
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	4,772	5,228
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	37,209	40,662
Fannie Mae REMIC, Series 2010-53, Class ZJ, 5.00%, 7/25/40	29,894	39,496
Fannie Mae REMIC, Series 2011-146, Class LX, 3.50%, 10/25/40	190,000	206,909
Fannie Mae REMIC, Series 2012-17, Class CW, 2.00%, 11/25/30	11,892	12,087
Fannie Mae REMIC, Series 2012-32, Class DU, 2.50%, 4/25/26	16,102	16,283
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	1,476	1,534
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	141,300	155,049
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	137,272	140,025
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	202,466	228,449
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	27,295	31,364
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 6.72%, 7/15/33(1)	35,324	40,833
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.4% continued
Government Agency – 24.4%continued
Freddie Mac REMIC, Series 3871, Class JB, 5.50%, 6/15/41	9,347	10,859
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	35,770	37,807
Freddie Mac REMIC, Series 3948, Class AD, 2.00%, 10/15/21	6,973	7,010
Freddie Mac REMIC, Series 3990, Class GY, 3.50%, 1/15/42	30,000	36,595
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	10,914	10,986
Freddie Mac REMIC, Series 4146, Class ME, 3.50%, 12/15/42	12,000	13,789
Freddie Mac REMIC, Series 4170, Class TC, 1.63%, 2/15/28	19,680	20,059
Freddie Mac REMIC, Series 4182, Class MB, 1.50%, 5/15/41	9,264	9,415
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	74,657	80,916
Freddie Mac REMIC, Series 4471, Class GA, 3.00%, 2/15/44	24,869	26,322
		1,384,495
Government Agency - Interest Only – 11.2%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 6.87%, 8/25/34(1)	53,530	9,455
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.57%, 3/25/35(1)	73,960	12,995
Fannie Mae REMIC, Series 2007-88, Class JI, (Floating, 6.45% - ICE LIBOR USD 1M, 6.45% Cap), 6.27%, 4/25/37(1)	351,695	77,368
Fannie Mae REMIC, Series 2010-124, Class SJ, (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.87%, 11/25/38(1)	457,889	19,275
Fannie Mae REMIC, Series 2010-147, Class KI, 1.18%, 1/25/41	1,742,719	60,669
Fannie Mae REMIC, Series 2011-87, Class SG, (Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.37%, 4/25/40(1)	142,717	16,285
Fannie Mae REMIC, Series 2012-70, Class YS, (Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.47%, 2/25/41(1)	37,505	2,932

Rimrock Core Bond Fund
SCHEDULE OF INVESTMENTS	August 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.4% continued
Government Agency - Interest Only – 11.2%continued
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 5.74%, 10/25/43(1)	64,340	11,763
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.82%, 1/25/47(1)	51,205	10,189
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.82%, 10/25/46(1)	60,943	13,979
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 7.64%, 5/15/30(1)	50,576	8,457
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 7.04%, 3/15/32(1)	45,215	8,157
Freddie Mac REMIC, Series 3460, Class SA, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 6/15/38(1)	67,819	14,306
Freddie Mac REMIC, Series 3598, Class JI, 2.75%, 10/15/37(1) (2)	222,817	9,416
Freddie Mac REMIC, Series 3621, Class SB, (Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.07%, 1/15/40(1)	48,817	10,353
Freddie Mac REMIC, Series 3621, Class WI, 3.18%, 5/15/37(1) (2)	483,922	22,556
Freddie Mac REMIC, Series 3635, Class IB, 2.81%, 10/15/37(1) (2)	676,000	28,502
Freddie Mac REMIC, Series 3666, Class SC, (Floating, 5.77% - ICE LIBOR USD 1M, 5.77% Cap), 5.61%, 5/15/40(1)	143,703	29,457
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	202,704	17,027
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	367,426	32,900
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	57,101	5,662
Freddie Mac REMIC, Series 4363, Class TI, 3.10%, 10/15/39(1) (2)	302,065	16,616
Freddie Mac REMIC, Series 4415, Class IO, 3.04%, 4/15/41(1) (2)	40,645	2,615
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.4% continued
Government Agency - Interest Only – 11.2%continued
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 6.32%, 4/20/40(1)	34,036	7,105
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	85,977	10,591
Government National Mortgage Association, Series 2014-117, Class SJ, (Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 5.44%, 8/20/44(1)	59,225	12,014
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 11/20/45(1)	821,251	145,113
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.94%, 11/20/46(1)	91,874	21,055
		636,812
Non Agency – 23.8%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 3.68%, 9/25/33(1) (2)	81,140	77,582
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 3.48%, 2/25/34(1) (2)	59,146	60,591
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 3.26%, 8/25/33(1) (2)	91,946	92,633
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 3.82%, 11/25/34(1) (2)	65,499	64,358
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 3.00%, 6/20/34(1) (2)	72,873	70,956
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5, (Step to 4.87% on 10/25/20), 5.68%, 4/25/35(3)	84,543	85,255
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 3.63%, 11/25/32(1) (2)	111,684	105,013
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.16%, 4/25/33(1) (2)	24,838	24,376

Rimrock Core Bond Fund
SCHEDULE OF INVESTMENTS	August 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 59.4% continued
Non Agency – 23.8%continued
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2A1, 2.99%, 9/25/34(1) (2)	34,618	34,596
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 3.32%, 10/25/33(1) (2)	85,828	88,697
CWABS Revolving Home Equity Loan Trust, Series 2004-J, Class 2A, (Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 11.50% Cap), 0.45%, 12/15/33(1)	161,448	156,170
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 3.41%, 3/25/35(1) (2)	57,184	56,354
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 3.84%, 11/25/33(1) (2)	18,005	18,263
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 3.75%, 7/25/35(1) (2)	72,984	71,307
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 3.78%, 12/25/34(1) (2)	37,228	36,405
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, (Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor), 0.31%, 7/25/36(1)	96,704	93,460
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 2.71%, 9/25/33(1) (2)	73,988	72,697
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 3.12%, 7/25/34(1) (2)	58,148	57,830
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 3.12%, 7/25/34(1) (2)	86,834	86,359
		1,352,902
Total Residential Mortgage Backed Securities
(Cost $3,220,543)		$3,374,209

	PRINCIPAL AMOUNT	VALUE (in USD)
OTHER STRUCTURED PRODUCTS – 1.7%
CLO / CDO – 1.7%
Garrison Funding L.P., Series 2018-1A, Class A1T, (Floating, ICE LIBOR USD 3M + 1.45%), 1.76%, 3/20/27(1)	95,628	94,763
Total Other Structured Products
(Cost $95,082)		$94,763

U.S. GOVERNMENT OBLIGATIONS – 4.8%
U.S. Treasury Notes – 4.8%
0.38%, 4/30/25	200,000	201,172
0.38%, 7/31/27	75,000	74,484
		275,656
Total U.S. Government Obligations
(Cost $274,730)		$275,656

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 3.7%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.03%(4)	213,505	213,505
Total Short Term Investment Fund
(Cost $213,505)		$213,505

Total Investments – 99.1%
(Cost $5,420,599)		$5,629,447
Other Assets less Liabilities – 0.9%		48,573
NET ASSETS – 100.0%		$5,678,020

(1)	Variable rate security. Rate as of August 31, 2020 is disclosed.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Step coupon bond. Rate as of August 31, 2020 is disclosed.
(4)	7-day current yield as of August 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Rimrock Core Bond Fund
SCHEDULE OF INVESTMENTS	August 31, 2020 (UNAUDITED)

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar
Percentages shown are based on Net Assets.
At August 31, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	3.8%
AAA	60.8
AA	8.9
A	15.4
BBB	9.5
BB	1.6
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of August 31, 2020:
INVESTMENTS	Level 1	Level 2	Level 3	Total
Corporate bonds(1)	$—	$725,380	$—	$725,380
Commercial Mortgage Backed Securities(1)	—	945,934	—	945,934
Residential Mortgage Backed Securities(1)	—	3,374,209	—	3,374,209
Other Structured Products(1)	—	94,763	—	94,763
U.S. Government Obligations(1)	275,656	—	—	275,656
Short Term Investment Fund	213,505	—	—	213,505
Total	$489,161	$5,140,286	$—	$5,629,447

(1)	Classifications as defined in the Schedule of Investments.